FINANCIAL DEBT - Syndicated Loan (Details) - Syndicated Loan - USD ($) $ in Millions							1 Months Ended
	Feb. 11, 2019	Oct. 17, 2018	Oct. 08, 2018	Mar. 09, 2018	Feb. 09, 2018	Feb. 02, 2018	Nov. 30, 2018
Financial Debt.
Principal amount			$ 500			$ 1,000
Amount borrowed		$ 500		$ 350	$ 650
Minimum net cash proceeds from bilateral or syndicated bank financing required to make prepayment						$ 500
Tenor of non-Peso denominated debt securities (in years)						3 years
Borrowing term			48 months
Additional payment of Original Loan			$ 100
Mandatory pre-cancellation amount			$ 100
Prepayment of Original Loan							$ 300
Balance of borrowings owed canceled	$ 100
LIBOR | First four months
Financial Debt.
Applicable margin on LIBOR						1.25%
LIBOR | Next two months
Financial Debt.
Applicable margin on LIBOR						1.50%
LIBOR | Following three months
Financial Debt.
Applicable margin on LIBOR						1.75%
LIBOR | Last three months
Financial Debt.
Applicable margin on LIBOR						2.25%
LIBOR | First year
Financial Debt.
Applicable margin on LIBOR			4.50%
LIBOR | Second year
Financial Debt.
Applicable margin on LIBOR			5.00%
LIBOR | After second year till expiration date
Financial Debt.
Applicable margin on LIBOR			5.25%